HIGHLAND FUNDS II

Highland Energy MLP Fund

Highland Premier Growth Equity Fund

Highland Small-Cap Equity Fund

Highland Fixed Income Fund

Highland-First Foundation Income Fund

Highland Tax-Exempt Fund

Highland Total Return Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 24, 2019 to the Funds’ Prospectus (“Prospectus’) and Statement of

Additional Information (“SAI”), each dated February 1, 2019, as supplemented from time to time

This supplement provides new and additional information beyond that contained in the Prospectus and the SAI and should be read in conjunction with the Prospectus and the SAI. Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus and the SAI.

Effective April 8, 2019, BNY Mellon replaced State Street Bank and Trust Company (“State Street”) as Custodian of the Funds. Accordingly, effective immediately, the following changes shall be made the Prospectus and SAI.

1.	On page 111 of the Prospectus, the information under the heading “Custodian” is hereby deleted and replaced with the following:

BNY Mellon

240 Greenwich Street

New York, New York 10286

2.	On page 73 of the SAI, the information under the heading “Custodian” is hereby deleted and replaced with the following:

BNY Mellon, located at 240 Greenwich Street, New York, New York 10286, is the custodian for the Funds. BNY Mellon is responsible for holding all securities, other investments and cash, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses and performing other administrative duties, all as directed by authorized persons. BNY Mellon does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends or payment of expenses.

3.	All other references to State Street as custodian to the Funds are hereby removed from the Prospectus and SAI.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND THE

SAI FOR FUTURE REFERENCE

HFII-SUPP4-0419